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November 2, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Separate Account VA-K of First Allmerica Financial Life Insurance Company ("Registrant")
     Form N-4 (File Nos. 333-87105 and 811-8114)
     Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940

Dear Sirs:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If there should be any questions on this filing, please contact the undersigned at (508) 855-4194.

Sincerely,

/s/  Sheila B. St. Hilaire

Sheila B. St. Hilaire
Assistant Vice President and Counsel